Financing Arrangements - Scheduled principal payments on total outstanding debt (Detail) - USD ($)	Jun. 30, 2022	Dec. 31, 2021
2022	$ 702,000	$ 702,000
2023	9,273,000	8,682,000
2024	12,914,000	11,008,000
2025	8,734,000	6,608,000
2026	377,000
Loan payable, long term	$ 32,000,000	27,000,000
Rigetti Holdings Inc [Member]
2022		1,290,538
2023		8,750,354
2024		11,084,382
2025		5,874,726
Loan payable, long term		$ 27,000,000